SEWARD & KISSEL LLP
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                              Washington, DC 20005

                            Telephone: (202) 737-8833
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                                                    February 6, 2008


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      AllianceBernstein Municipal Income Fund, Inc.
                  File Nos. 33-7812 and 811-04791


Dear Sir or Madam:

     On behalf of AllianceBernstein Municipal Income Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on January 31, 2008.

     Please call me at the above-referenced number if you have any questions regarding the attached.


                                                    Sincerely,


                                                    /s/ B. Kyle Park
                                                    ---------------------
                                                        B. Kyle Park



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